LIQUIDITY AND GOING CONCERN (Details Narrative)			6 Months Ended
	Mar. 22, 2024 USD ($)	Jul. 22, 2022 USD ($)	Jun. 30, 2024 USD ($) a	Jun. 30, 2023 USD ($)	Oct. 24, 2024 USD ($)	Dec. 31, 2023 USD ($)
Net loss			$ 2,099,146	$ 1,621,164
Net cash used in operating activities			700,941	$ 1,331,575
Accumulated deficits			41,682,583			$ 39,583,437
Working capital			2,432,159
Net proceeds			323,934
Cash			$ 716,724			$ 2,009,687
Area of land | a			63,000
Subsequent Event [Member]
Cash					$ 5,610,000
Maximum [Member]
Aggregate gross offering price	$ 9,600,000	$ 20,000,000